Scheduled Maturities of Long-Term Debt (Parenthetical) (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2019 INR (₨)	Mar. 31, 2019 USD ($)	Mar. 31, 2018 INR (₨)
Debt Instrument [Line Items]
Long-term debt	₨ 1,044,553.0	$ 15,103.4	₨ 932,906.3
Perpetual debt
Debt Instrument [Line Items]
Long-term debt	₨ 82,997.9